Inventories, Prepaid Expenses And Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventories, Prepaid Expenses and Other Current Assets (Table)

Inventories, prepaid expenses and other current assets consisted of the following:

	June 30, 2020	December 31, 2019
Inventories	$5,440	$6,208
Advances for working capital purposes	5,350	7,250
Insurance claims	3,384	4,785
Voyage charters deferred contract costs and other	969	791

Total inventories, prepaid expenses and other current assets	$15,143	$19,034